Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	The Tax-Exempt Bond Fund of America
Entity Central Index Key	0000050142
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
The Tax-Exempt Bond Fund of America - Class A
Shareholder Report [Line Items]
Fund Name	The Tax-Exempt Bond Fund of America®
Class Name	Class A
Trading Symbol	AFTEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Tax-Exempt Bond Fund of America (the "fund") for the period from August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $ 10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 54	0.53%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class

A shares gained 5.04% for the year ended July 31, 2024. That result compares with a 3.74% gain for the Bloomberg Municipal Bond Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
Toward the end of 2023, the municipal bond market rallied alongside declining U.S. Treasury yields. With investors in the market more willing to take on risk during the last year, lower quality bonds significantly outpaced their higher quality counterparts, despite the elevated rate volatility.
This market environment generally favored riskier bonds, and the portfolio’s investments that were lower in quality and higher in interest rate sensitivity were strongly supportive in general. Idiosyncratic security selection was also a factor in overall results, as bottom-up investment research provided opportunity for the fund to build a diversified portfolio of high-conviction ideas.
At the same time, the fund’s limited exposure to certain lower quality investments across a variety of sectors and those with lower duration characteristics detracted from overall returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Tax-Exempt Bond Fund of America — Class A (with sales charge) *	1.07%	0.46%	2.06%
The Tax-Exempt Bond Fund of America — Class A (without sales charge) *	5.04	1.23	2.44
Bloomberg Municipal Bond Index †	3.74	1.18	2.47
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results
reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 23,439,000,000
Holdings Count | Holding	5,209
Advisory Fees Paid, Amount	$ 48,000,000
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 23,439
Total number of portfolio holdings	5,209
Total advisory fees paid (in millions)	$ 48
Portfolio turnover rate	26%

Holdings [Text Block]
Portfolio q
ua
lity summary
*

*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
†
Includes derivatives.

The Tax-Exempt Bond Fund of America® - Class C
Shareholder Report [Line Items]
Fund Name	The Tax-Exempt Bond Fund of America®
Class Name	Class C
Trading Symbol	TEBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Tax-Exempt Bond Fund of America (the "fund") for the period from August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 131	1.28%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 4.24% for the year ended July 31, 2024. That result compares with a 3.74% gain for the Bloomberg Municipal Bond Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
Toward the end of 2023, the municipal bond market rallied alongside declining U.S. Treasury yields. With investors in the market more willing to take on risk during the last year, lower quality bonds significantly outpaced their higher quality counterparts, despite the elevated rate volatility.
This market environment generally favored riskier bonds, and the portfolio’s investments that were lower in quality and higher in interest rate sensitivity were strongly supportive in general. Idiosyncratic security selection was also a factor in overall results, as bottom-up investment research provided opportunity for the fund to build a diversified portfolio of high-conviction ideas.
At the same time, the fund’s limited exposure to certain lower quality investments across a variety of sectors and those with lower duration characteristics detracted from overall returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Tax-Exempt Bond Fund of America — Class C (with sales charge) *	3.24%	0.48%	1.81%
The Tax-Exempt Bond Fund of America — Class C (without sales charge) *	4.24	0.48	1.81
Bloomberg Municipal Bond Index †	3.74	1.18	2.47
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 23,439,000,000
Holdings Count | Holding	5,209
Advisory Fees Paid, Amount	$ 48,000,000
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 23,439
Total number of portfolio holdings	5,209
Total advisory fees paid (in millions)	$ 48
Portfolio turnover rate	26%

Holdings [Text Block]
Portfolio q
ualit
y summary
*

*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
†
Includes derivatives.

The Tax-Exempt Bond Fund of America - Class T
Shareholder Report [Line Items]
Fund Name	The Tax-Exempt Bond Fund of America®
Class Name	Class T
Trading Symbol	TLLLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Tax-Exempt Bond Fund of America (the "fund") for the period from August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 28	0.27%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 5.32% for the year ended July 31, 2024. That result compares with a 3.74% gain for the Bloomberg Municipal Bond Index.
What factors influenced results
Toward the end of 2023, the municipal bond market rallied alongside declining U.S. Treasury yields. With investors in the market more willing to take on risk during the last year, lower quality bonds significantly outpaced their higher quality counterparts, despite the elevated rate volatility.
This market environment generally favored riskier bonds, and the portfolio’s investments that were lower in quality and higher in interest rate sensitivity were strongly supportive in general. Idiosyncratic security selection was also a factor in overall results, as bottom-up investment research provided opportunity for the fund to build a diversified portfolio of high-conviction ideas.
At the same time, the fund’s limited exposure to certain lower quality investments across a variety of sectors and those with lower duration characteristics detracted from overall returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
The Tax-Exempt Bond Fund of America — Class T (with sales charge) 2	2.71%	0.98%	2.13%
The Tax-Exempt Bond Fund of America — Class T (without sales charge) 2	5.32	1.50	2.49
Bloomberg Municipal Bond Index 3	3.74	1.18	2.24
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 23,439,000,000
Holdings Count | Holding	5,209
Advisory Fees Paid, Amount	$ 48,000,000
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 23,439
Total number of portfolio holdings	5,209
Total advisory fees paid (in millions)	$ 48
Portfolio turnover rate	26%

Holdings [Text Block]
Portfolio quality summary
*

*
Bond ratings, which t
yp
ically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
†
Includes derivatives.

The Tax-Exempt Bond Fund of America - Class F-1
Shareholder Report [Line Items]
Fund Name	The Tax-Exempt Bond Fund of America®
Class Name	Class F-1
Trading Symbol	AFTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Tax-Exempt Bond Fund of America (the "fund") for the period from August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 64	0.62%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 4.96% for the year ended July 31, 2024. That result compares with a 3.74% gain for the Bloomberg Municipal Bond Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
Toward the end of 2023, the municipal bond market rallied alongside declining U.S. Treasury yields. With investors in the market more willing to take on risk during the last year, lower quality bonds significantly outpaced their higher quality counterparts, despite the elevated rate volatility.
This market environment generally favored riskier bonds, and the portfolio’s investments that were lower in quality and higher in interest rate sensitivity were strongly supportive in general. Idiosyncratic security selection was also a factor in overall results, as bottom-up investment research provided opportunity for the fund to build a diversified portfolio of high-conviction ideas.
At the same time, the fund’s limited exposure to certain lower quality investments across a variety of sectors and those with lower duration characteristics detracted from overall returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Tax-Exempt Bond Fund of America — Class F-1 *	4.96%	1.15%	2.34%
Bloomberg Municipal Bond Index †	3.74	1.18	2.47
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 23,439,000,000
Holdings Count | Holding	5,209
Advisory Fees Paid, Amount	$ 48,000,000
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 23,439
Total number of portfolio holdings	5,209
Total advisory fees paid (in millions)	$ 48
Portfolio turnover rate	26%

Holdings [Text Block]
Portfolio quality summary
*

*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
†
Includes derivatives.

The Tax-Exempt Bond Fund of America® - Class F-2
Shareholder Report [Line Items]
Fund Name	The Tax-Exempt Bond Fund of America®
Class Name	Class F-2
Trading Symbol	TEAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Tax-Exempt Bond Fund of America (the "fund") for the period from August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 5.24% for the year ended July 31, 2024. That result compares with a 3.74% gain for the Bloomberg Municipal Bond Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
Toward the end of 2023, the municipal bond market rallied alongside declining U.S. Treasury yields. With investors in the market more willing to take on risk during the last year, lower quality bonds significantly outpaced their higher quality counterparts, despite the elevated rate volatility.
This market environment generally favored riskier bonds, and the portfolio’s investments that were lower in quality and higher in interest rate sensitivity were strongly supportive in general. Idiosyncratic security selection was also a factor in overall results, as bottom-up investment research provided opportunity for the fund to build a diversified portfolio of high-conviction ideas.
At the same time, the fund’s limited exposure to certain lower quality investments across a variety of sectors and those with lower duration characteristics detracted from overall returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Tax-Exempt Bond Fund of America — Class F-2 *	5.24%	1.41%	2.60%
Bloomberg Municipal Bond Index †	3.74	1.18	2.47
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 23,439,000,000
Holdings Count | Holding	5,209
Advisory Fees Paid, Amount	$ 48,000,000
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 23,439
Total number of portfolio holdings	5,209
Total advisory fees paid (in millions)	$ 48
Portfolio turnover rate	26%

Holdings [Text Block]
Portfolio quality s
um
mary
*

*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
†
Includes derivatives.

The Tax-Exempt Bond Fund of America® Class F-3
Shareholder Report [Line Items]
Fund Name	The Tax-Exempt Bond Fund of America®
Class Name	Class F-3
Trading Symbol	TFEBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Tax-Exempt Bond Fund of America (the "fund") for the period from August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 5.35% for the year ended July 31, 2024. That result compares with a 3.74% gain for the Bloomberg Municipal Bond Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
Toward the end of 2023, the municipal bond market rallied alongside declining U.S. Treasury yields. With investors in the market more willing to take on risk during the last year, lower quality bonds significantly outpaced their higher quality counterparts, despite the elevated rate volatility.
This market environment generally favored riskier bonds, and the portfolio’s investments that were lower in quality and higher in interest rate sensitivity were strongly supportive in general. Idiosyncratic security selection was also a factor in overall results, as bottom-up investment research provided opportunity for the fund to build a diversified portfolio of high-conviction ideas.
At the same time, the fund’s limited exposure to certain lower quality investments across a variety of sectors and those with lower duration characteristics detracted from overall returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
The Tax-Exempt Bond Fund of America — Class F-3 2	5.35%	1.52%	2.65%
Bloomberg Municipal Bond Index 3	3.74	1.18	2.39
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 23,439,000,000
Holdings Count | Holding	5,209
Advisory Fees Paid, Amount	$ 48,000,000
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 23,439
Total number of portfolio holdings	5,209
Total advisory fees paid (in millions)	$ 48
Portfolio turnover rate	26%

Holdings [Text Block]
Portfolio quality summary
*

*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
†
Includes derivatives.

The Tax-Exempt Bond Fund of America® Class R-6
Shareholder Report [Line Items]
Fund Name	The Tax-Exempt Bond Fund of America®
Class Name	Class R-6
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Tax-Exempt Bond Fund of America (the "fund") for the period from August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 5.35% for the year ended July 31, 2024. That result compares with a 3.74% gain for the Bloomberg Municipal Bond Index.
What factors influenced results
Toward the end of 2023, the municipal bond market rallied alongside declining U.S. Treasury yields. With investors in the market more willing to take on risk during the last year, lower quality bonds significantly outpaced their higher quality counterparts, despite the elevated rate volatility.
This market environment generally favored riskier bonds, and the portfolio’s investments that were lower in quality and higher in interest rate sensitivity were strongly supportive in general. Idiosyncratic security selection was also a factor in overall results, as bottom-up investment research provided opportunity for the fund to build a diversified portfolio of high-conviction ideas.
At the same time, the fund’s limited exposure to certain lower quality investments across a variety of sectors and those with lower duration characteristics detracted from overall returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Tax-Exempt Bond Fund of America — Class R-6 *	5.35%	1.52%	2.72%
Bloomberg Municipal Bond Index †	3.74	1.18	2.47
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 23,439,000,000
Holdings Count | Holding	5,209
Advisory Fees Paid, Amount	$ 48,000,000
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 23,439
Total number of portfolio holdings	5,209
Total advisory fees paid (in millions)	$ 48
Portfolio turnover rate	26%

Holdings [Text Block]
Portfolio quality summary
*

*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
†
Includes derivatives.